Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	December 31,
	2017	2018
	RMB	RMB
Materials and supplies	1,071	1,012
Goods for resale	3,052	3,820

	4,123	4,832